Cover	Nov. 03, 2022
Cover [Abstract]
Entity Registrant Name	Aemetis, Inc.
Entity Central Index Key	0000738214
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 03, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-36475
Entity Tax Identification Number	26-1407544
Entity Address Address Line 1	20400 Stevens Creek Blvd
Entity Address Address Line 2	Suite 700
Entity Address City Or Town	Cupertino
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95014
City Area Code	408
Local Phone Number	213-0940
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	AMTX
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false